RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Accounts and Financing Receivable, after Allowance for Credit Loss			$ 87
Repaymentt of notes	$ 130
Revenue from related party		$ 38,400